Insurance contract liabilities - Disclosure of movement in technical reserves (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	S/ 12,501,723
End of year balances	11,958,058	S/ 12,501,723
Technical Reserves For Insurance Claims [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	203,648	203,175	S/ 293,508
Claims of the period	965,977	785,627	696,373
Adjustments to prior years claims	8,061	19,674	9,933
Payments	(957,762)	(805,939)	(796,431)
Exchange difference	2,139	1,111	(208)
End of year balances	222,063	203,648	203,175
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	8,201	3,691	1,812
Claims of the period	713,226	626,106	594,865
Adjustments to prior years claims	4,135	5,011	2,436
Payments	(713,309)	(626,632)	(595,417)
Exchange difference	(20)	25	(5)
End of year balances	12,233	8,201	3,691
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	89,676	116,130	214,061
Claims of the period	75,185	58,841	58,252
Adjustments to prior years claims	(22,096)	(17,764)	(25,756)
Payments	(62,713)	(67,531)	(130,427)
End of year balances	80,052	89,676	116,130
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	83,712	60,032	55,873
Claims of the period	134,615	64,133	29,209
Adjustments to prior years claims	26,629	36,973	24,777
Payments	(142,013)	(78,393)	(49,633)
Exchange difference	2,379	967	(194)
End of year balances	105,322	83,712	60,032
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	14,189	13,250	11,616
Claims of the period	27,622	22,278	13,811
Adjustments to prior years claims	183	(3,064)	7,068
Payments	(23,877)	(18,394)	(19,236)
Exchange difference	(220)	119	(9)
End of year balances	17,897	14,189	13,250
Technical Reserves For Insurance Claims [Member] | SCTR
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	7,870	10,072	10,146
Claims of the period	15,329	14,269	236
Adjustments to prior years claims	(790)	(1,482)	1,408
Payments	(15,850)	(14,989)	(1,718)
End of year balances	S/ 6,559	S/ 7,870	S/ 10,072